Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Non-current Assets Held for Sale
40.	Non-current Assets Held for Sale

(1)
On February 25, 2021, the Parent Company has decided to dispose of the investments in an associate engaged in mobility business to Tmap Mobility Co., Ltd. pursuant to the approval of the Board of Directors and reclassified entire shares of the investments in associates as non-current
assets held for sale. The disposal of the investment in the associate was completed in 2022 after the Financial Services Commission approved the transaction.

(In millions of won)
December 31, 2021
Investments in associates	Carrot General Insurance Co., Ltd.	￦	8,734

(2)	The Group classified investment securities scheduled to be liquidated as non-current assets held for sale as of December 31, 2022, and the details are as follows:

(In millions of won)
		December 31, 2022
Investments in associates	Daekyo Wipoongdangdang Contents Korea Fund	￦	1,062

FVTPL	Digital Content Korea Fund		3,645
	InterVest Fund		107
	Central Fusion Content Fund		1,563

			5,315

		￦	6,377